Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Supplement dated April 13, 2021
to the

Buffalo Funds®
Prospectus dated July 29, 2020

Buffalo Large Cap Fund
Buffalo Small Cap Fund
_________________________________________________________________________________________

This supplement amends the Prospectus of the Buffalo Funds dated July 29, 2020.

Effective April 8, 2021, Mr. Alexander Hancock, a Portfolio Manager for the Buffalo Large Cap Fund and the Buffalo Small Cap Fund (together, the “Funds”), has resigned from Kornitzer Capital Management, Inc. Accordingly, all references to Mr. Hancock as a Portfolio Manager in the Funds’ Prospectus are hereby removed.

Also effective April 8, 2021, Mr. Ken Laudan has been added as the Portfolio Manager of the Buffalo Large Cap Fund. Accordingly, the Prospectus is revised as described below. Messrs. Robert Male and Jamie Cuellar continue to serve as co-portfolio managers of the Buffalo Small Cap Fund.

Buffalo Large Cap Fund

The sub-section entitled “Summary Section—Buffalo Large Cap Fund—Management—Portfolio Manager” is revised as follows:

Portfolio Manager. The Large Cap Fund is managed by:

Portfolio Manager	Years of Service with the Fund	Current Title
Ken Laudan	*	Portfolio Manager
* Effective April 8, 2021, Mr. Laudan became the portfolio manager of the Large Cap Fund.

The sub-section entitled “Management—Portfolio Managers” is revised as follows:

Ken Laudan, Co-Portfolio Manager. Mr. Laudan has been an institutional investment professional since 1991 and joined KCM in May 2020. Previously, Mr. Laudan oversaw a portfolio of healthcare investments across the micro, small, mid, and large market capitalization portfolios for Friess Associates, the manager of the Brandywine Funds. Prior to working with Friess Associates, Mr. Laudan was a senior healthcare analyst at Montgomery Securities, Hambrecht and Quist (H&Q), and SunTrust Robinson Humphrey. Mr. Laudan first began his healthcare investment career working on the corporate venture capital team for Humana, Inc. in 1991. Mr. Laudan holds a B.S. in Finance with a minor in Accounting from Kansas State University. Mr. Laudan has served as a co-portfolio manager of the Discovery Fund since May 2020 and as the portfolio manager of the Large Cap Fund since April 2021.

Please retain this Supplement with your Prospectus for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated April 13, 2021
to the

Buffalo Funds®
Statement of Additional Information (“SAI”) dated July 29, 2020

Buffalo Large Cap Fund
Buffalo Small Cap Fund
_________________________________________________________________________________________

This supplement amends the SAI of the Buffalo Funds dated July 29, 2020.

Effective April 8, 2021, Mr. Alexander Hancock, a Portfolio Manager for the Buffalo Large Cap Fund and the Buffalo Small Cap Fund (together, the “Funds”), has resigned from Kornitzer Capital Management, Inc. Accordingly, all references to Mr. Hancock as a Portfolio Manager in the Funds’ SAI are hereby removed.

Also effective April 8, 2021, Mr. Ken Laudan has been added as the Portfolio Manager of the Buffalo Large Cap Fund. Accordingly, the SAI is revised as described below. Messrs. Robert Male and Jamie Cuellar continue to serve as co-portfolio managers of the Buffalo Small Cap Fund.

The sub-section entitled “Portfolio Managers of the Funds—Other Accounts Managed by Portfolio Managers” is revised as follows:

	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Large Cap Fund
Ken Laudan(2)	1	$1.8 billion	0	N/A	0	N/A
(1)Some Buffalo Fund portfolio managers manage multiple portfolios within the Buffalo Funds series of mutual funds. All accounts listed in the category “Registered Investment Companies” are Buffalo Funds. Our portfolio managers do not manage portfolios for any other registered investment companies except the Buffalo Funds.
(2)As of April 8, 2021.

The sub-section entitled “Portfolio Managers of the Funds—Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2020 (except as otherwise noted)” is revised as follows:

Portfolio Manager	Dollar Range in Portfolio

Buffalo Large Cap Fund
Ken Laudan(1)	None
(1)As of April 8, 2021.

Please retain this Supplement with your SAI for reference.